Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Class A Common Shares [Member]
Common shares, par value	$ 0.01	$ 0.01
Common shares, shares authorized	450,000,000	450,000,000
Common shares, shares issued	129,433,425	38,663,998
Common shares, outstanding	129,433,425	38,663,998
Class B Common Shares [Member]
Common shares, par value	$ 0.01	$ 0.01
Common shares, shares authorized	50,000,000	50,000,000
Common shares, shares issued	635,075	667
Common shares, outstanding	635,075	667
Pro Forma [Member] | Class B Common Shares [Member]
Common shares, par value		$ 0.01
Common shares, shares authorized		50,000,000
Common shares, shares issued		635,075
Common shares, outstanding		635,075